Related party transactions - Additional Information (Detail) - Seaspan [Member]				12 Months Ended
	Jan. 15, 2019 USD ($)	Jul. 16, 2018 USD ($) $ / shares shares	Mar. 13, 2018 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) Director	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($) shares	Mar. 12, 2018	Feb. 14, 2018 USD ($) shares
Related Party Transaction [Line Items]
Proceeds from exercise of warrants				$ 250,000,000	$ 250,000,000	$ 0
Class A Common Shares [Member] | Director [Member]
Related Party Transaction [Line Items]
Termination fee paid						$ 6,250,000
Termination fee paid, shares | shares						945,537
GCI [Member]
Related Party Transaction [Line Items]
Percentage of equity method investment							10.80%
Percentage of interest in acquired entity			89.20%
Fairfax Financial Holdings Limited [Member]
Related Party Transaction [Line Items]
Warrants outstanding | shares		25,000,000						38,461,539
Aggregate purchase price of warrants issued								$ 250,000,000
Warrants outstanding exercise price | $ / shares		$ 8.05
Proceeds from exercise of warrants		$ 250,000,000
Warrants outstanding term		7 years
Fairfax Financial Holdings Limited [Member] | 2019 Warrants [Member]
Related Party Transaction [Line Items]
Proceeds from exercise of warrants	$ 500,000,000
Value of warrants exercised	$ 250,000,000
Fairfax Financial Holdings Limited [Member] | 2019 Warrants [Member] | Class A Common Shares [Member]
Related Party Transaction [Line Items]
Warrants outstanding exercised | shares			38,461,539
Warrants outstanding exercise price | $ / shares			$ 6.50
Fairfax Financial Holdings Limited [Member] | Senior Notes Due 2025 [Member]
Related Party Transaction [Line Items]
Face value of debt								$ 250,000,000
Debt instrument, interest rate								5.50%
Fairfax Financial Holdings Limited [Member] | Senior Notes Due 2026 [Member]
Related Party Transaction [Line Items]
Face value of debt			$ 250,000,000
Debt instrument, interest rate			5.50%
Fairfax Financial Holdings Limited [Member] | 2019 Warrants [Member]
Related Party Transaction [Line Items]
Percentage of outstanding common shares held by related party				36.00%
Number of director rights to designated by investors | Director				2
Fairfax Financial Holdings Limited [Member] | 2025 Notes and 2026 Notes [Member]
Related Party Transaction [Line Items]
Related party transactions, interest accrued				$ 4,583,000	$ 2,292,000